Segmented information	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Segmented information
Note 15.    Segmented information
CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, digital and mobile channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides commercial banking and private wealth services across the U.S., as well as personal and small business banking services in four U.S. Midwestern markets and focuses on middle-market and mid-corporate companies and high-net-worth individuals and families.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked research to our clients around the world. It includes Direct Financial Services which provides a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2022	Net interest income (1)	$1,583	$401	$385	$759	$(40)	$3,088
Apr. 30	Non-interest income (2)	560	902	206	557	63	2,288
	Total revenue (1)	2,143	1,303	591	1,316	23	5,376
	Provision for (reversal of) credit losses	273	(4)	55	(14)	(7)	303
	Amortization and impairment (3)	56	–	28	2	170	256
	Other non-interest expenses	1,141	655	292	590	180	2,858
	Income (loss) before income taxes	673	652	216	738	(320)	1,959
	Income taxes (1)	177	172	36	198	(147)	436
	Net income (loss)	$496	$480	$180	$540	$(173)	$1,523
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	496	480	180	540	(178)	1,518
	Average assets (4)(5)	$300,799	$83,367	$51,980	$277,686	$168,077	$881,909
2022	Net interest income (1)	$1,587	$377	$389	$793	$(14)	$3,132
Jan. 31	Non-interest income (2)	596	920	220	511	119	2,366
	Total revenue (1)	2,183	1,297	609	1,304	105	5,498
	Provision for (reversal of) credit losses	98	(4)	28	(38)	(9)	75
	Amortization and impairment (3)	52	1	27	1	172	253
	Other non-interest expenses	1,100	672	291	595	112	2,770
	Income (loss) before income taxes	933	628	263	746	(170)	2,400
	Income taxes (1)	246	166	37	203	(121)	531
	Net income (loss)	$687	$462	$226	$543	$(49)	$1,869
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	687	462	226	543	(54)	1,864
	Average assets (4)(5)	$292,987	$78,476	$50,274	$282,750	$166,066	$870,553
2021	Net interest income (1)	$1,425	$305	$351	$662	$4	$2,747
Apr. 30	Non-interest income (2)	516	830	181	532	126	2,185
	Total revenue (1)	1,941	1,135	532	1,194	130	4,932
	Provision for (reversal of) credit losses	65	(18)	(12)	(11)	8	32
	Amortization and impairment (3)	53	7	27	3	159	249
	Other non-interest expenses	1,005	601	244	535	122	2,507
	Income (loss) before income taxes	818	545	273	667	(159)	2,144
	Income taxes (1)	215	146	57	172	(97)	493
	Net income (loss)	$603	$399	$216	$495	$(62)	$1,651
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	603	399	216	495	(66)	1,647
	Average assets (4)(5)	$266,763	$67,969	$46,364	$250,627	$163,650	$795,373
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $53 million for the three months ended April 30, 2022 (January 31, 2022: $59 million; April 30, 2021: $51 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.

$ millions, for the six months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2022	Net interest income (1)	$3,170	$778	$774	$1,552	$(54)	$6,220
Apr. 30	Non-interest income (2)	1,156	1,822	426	1,068	182	4,654
	Total revenue (1)	4,326	2,600	1,200	2,620	128	10,874
	Provision for (reversal of) credit losses	371	(8)	83	(52)	(16)	378
	Amortization and impairment (3)	108	1	55	3	342	509
	Other non-interest expenses	2,241	1,327	583	1,185	292	5,628
	Income (loss) before income taxes	1,606	1,280	479	1,484	(490)	4,359
	Income taxes (1)	423	338	73	401	(268)	967
	Net income (loss)	$1,183	$942	$406	$1,083	$(222)	$3,392
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	1,183	942	406	1,083	(232)	3,382
	Average assets (4)(5)	$296,828	$80,881	$51,113	$280,260	$167,055	$876,137
2021	Net interest income (1)	$2,908	$603	$725	$1,344	$6	$5,586
Apr. 30	Non-interest income (2)	1,058	1,620	368	1,024	239	4,309
	Total revenue (1)	3,966	2,223	1,093	2,368	245	9,895
	Provision for (reversal of) credit losses	119	15	33	(6)	18	179
	Amortization and impairment (3)	106	14	55	5	306	486
	Other non-interest expenses	2,038	1,166	496	1,055	241	4,996
	Income (loss) before income taxes	1,703	1,028	509	1,314	(320)	4,234
	Income taxes (1)	448	275	105	326	(196)	958
	Net income (loss)	$1,255	$753	$404	$988	$(124)	$3,276
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	1,255	753	404	988	(132)	3,268
	Average assets (4)(5)	$264,109	$66,853	$46,942	$250,521	$169,273	$797,698
(1)
Capital Markets net interest income and income taxes includes a TEB adjustment of $112 million, for the six months ended April 30, 2022 (April 30, 2021: $105 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.